Subsequent events - Adittional Information (Details) - EUR (€) € in Millions	Feb. 06, 2026	Dec. 31, 2025	Feb. 19, 2026	Dec. 31, 2024
Disclosure of non-adjusting events after reporting period [line items]
Other intangible assets		€ 15,709		€ 22,379
Green House Gas (GHG)
Disclosure of non-adjusting events after reporting period [line items]
Other intangible assets		279
Green House Gas (GHG)
Disclosure of non-adjusting events after reporting period [line items]
New provisions, other provisions		€ 345
Entering into significant commitments or contingent liabilities | Asset-Backed Terms Note
Disclosure of non-adjusting events after reporting period [line items]
Notional amount			€ 1,500
NextStar Energy Inc | Disposal of major subsidiary
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in joint venture, disposal	49.00%